Consolidated Statement of Changes in Shareholders' Equity - EUR (€)	Total	Share capital [member]	Share premium [member]	Other reserves [member]	Currency translation reserve [member]	Accumulated losses [member]
Beginning balance at Dec. 31, 2021	€ 204,953,070	€ 3,978,227	€ 278,742,900	€ 9,774,416	€ 25,928	€ (87,568,401)
Net loss	(76,332,557)					(76,332,557)
Issue of share capital	9,535,473	70,572	9,464,901
Transaction costs on issue of shares	(307,710)		(307,710)
Tax effect on transaction costs	257,734		257,734
Currency translation reserve	17,362				17,362
Settlement of share-based payments	(213,542)	9,177	1,019,372	(954,157)		(287,934)
Share-based payments	11,349,200			11,349,200
Ending balance at Dec. 31, 2022	149,259,030	4,057,976	289,177,197	20,169,459	43,290	(164,188,892)
Net loss	(100,875,068)					(100,875,068)
Issue of share capital	342,558,848	2,169,859	340,388,989
Transaction costs on issue of shares	(17,712,292)		(17,712,292)
Tax effect on transaction costs	714,733		714,733		0
Currency translation reserve	(57,874)				(57,874)
Settlement of share-based payments	(502,200)	46,998	3,243,359	(2,937,889)	0	(854,668)
Share-based payments	10,663,226			10,663,226
Ending balance at Dec. 31, 2023	384,048,403	6,274,833	615,811,986	27,894,796	(14,584)	(265,918,628)
Net loss	(134,221,527)					(134,221,527)
Issue of share capital	12,609	165,000	(165,000)	12,609
Transaction costs on issue of shares	592,000		592,000
Tax effect on transaction costs	851,662		851,662
Currency translation reserve	152,310				152,310
Settlement of share-based payments	116,751	85,706	6,550,732	(4,404,835)		(2,114,852)
Share-based payments	16,208,533			16,208,533
Ending balance at Dec. 31, 2024	€ 267,760,741	€ 6,525,539	€ 623,641,380	€ 39,711,103	€ 137,726	€ (402,255,007)